Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000021867
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 12,419	$ 12,287	$ 13,318	$ 12,936	$ 13,579	$ 13,140	$ 12,431	$ 11,712	$ 11,669	$ 11,221	$ 11,918	$ 11,543	$ 11,533	$ 12,080	$ 11,037	$ 9,916	$ 10,296	$ 10,952	$ 11,320	$ 10,971	$ 10,645	$ 11,166	$ 10,867	$ 11,150	$ 11,675	$ 10,674	$ 10,999	$ 10,211	$ 9,992	$ 11,347	$ 12,142	$ 11,243	$ 12,350	$ 13,170	$ 13,895	$ 13,330	$ 13,601	$ 14,403	$ 13,574	$ 13,952	$ 13,025	$ 13,734	$ 13,545	$ 13,105	$ 12,921	$ 12,679	$ 11,890	$ 11,543	$ 11,022	$ 11,260	$ 10,871	$ 9,891	$ 10,206	$ 10,465	$ 10,238	$ 9,820	$ 9,641	$ 9,415	$ 9,041	$ 11,228	$ 12,104	$ 11,951	$ 11,887	$ 12,028	$ 11,707	$ 11,458	$ 11,168	$ 11,153	$ 11,107	$ 11,107	$ 11,107	$ 10,767	$ 10,694	$ 9,648	$ 10,543	$ 10,029	$ 10,279	$ 10,582	$ 10,271	$ 10,222	$ 9,774	$ 9,409	$ 9,312	$ 8,995	$ 9,726	$ 10,122	$ 10,101	$ 9,876	$ 10,007	$ 9,990	$ 10,022	$ 9,915	$ 9,646	$ 9,739	$ 9,751	$ 10,034	$ 9,679	$ 9,771	$ 9,332	$ 9,506	$ 10,052	$ 10,197	$ 10,584	$ 10,180	$ 9,618	$ 9,445	$ 9,729	$ 8,845	$ 8,839	$ 9,238	$ 9,066	$ 9,081	$ 8,556	$ 8,312	$ 8,845	$ 8,354	$ 8,745	$ 8,751	$ 9,286	$ 9,073	$ 9,425
C000021869
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,391	12,260	13,288	12,907	13,548	13,110	12,403	11,686	11,643	11,196	11,891	11,517	11,507	12,053	11,012	9,893	10,273	10,927	11,294	10,947	10,621	11,141	10,843	11,125	11,648	10,666	10,991	10,217	10,000	11,364	12,165	11,270	12,388	13,225	13,958	13,407	13,686	14,506	13,673	14,070	13,141	13,869	13,680	13,247	13,067	12,823	12,039	11,700	11,175	11,424	11,034	10,053	10,371	10,645	10,425	10,001	9,823	9,603	9,224	11,465	12,372	12,225	12,172	12,316	11,997	11,746	11,465	11,450	11,411	11,419	11,427	11,087	11,012	9,941	10,867	10,347	10,618	10,935	10,615	10,572	10,116	9,753	9,653	9,329	10,100	10,510	10,497	10,276	10,412	10,402	10,441	10,337	10,064	10,162	10,181	10,491	10,121	10,223	9,772	9,960	10,537	10,696	11,114	10,690	10,108	9,927	10,237	9,313	9,313	9,739	9,564	9,581	9,038	8,783	9,352	8,838	9,259	9,270	9,847	9,628	10,000
C000128774
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 13,603	13,453	14,577	14,160	14,860	14,372	13,592	12,800	12,749	12,263	13,016	12,597	12,597	13,179	12,044	10,812	11,226	11,941	12,340	11,953	11,606	12,167	11,839	12,137	12,702	11,619	11,967	11,107	10,866	12,340	13,196	12,215	13,410	14,306	15,088	14,477	14,768	15,642	14,722	15,142	14,130	14,901	14,675	14,203	13,994	13,726	12,881	12,501	11,933	12,185	11,752	10,703	11,035	11,312	11,064	10,609	10,419	10,172	9,760	12,122	13,066	12,906	12,836	12,984	12,636	12,352	12,040	12,022	11,977	11,968	11,960	11,598	11,513	10,382	11,344	10,790	11,063	11,379	11,044	10,988	10,501	10,112	10,000	9,658	10,446	10,863	10,837	10,593	10,729	10,708	10,737	10,623	10,333	10,426	10,440	10,745	10,355	10,452	9,978	10,162	10,742	10,894	11,307	10,868	10,267	10,071	10,379	9,434	9,421	9,847	9,660	9,666	9,111	8,845	9,402	8,879	9,296	9,296	9,861	9,630	10,000
C000021870
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,513	13,365	14,486	14,070	14,755	14,284	13,506	12,717	12,667	12,184	12,945	12,531	12,519	13,099	11,969	10,753	11,166	11,868	12,266	11,880	11,536	12,095	11,769	12,067	12,630	11,551	11,899	11,053	10,813	12,273	13,126	12,148	13,342	14,224	15,015	14,407	14,687	15,558	14,654	15,062	14,052	14,823	14,609	14,138	13,931	13,664	12,810	12,442	11,876	12,127	11,708	10,650	10,992	11,269	11,022	10,567	10,369	10,122	9,721	12,071	13,004	12,843	12,776	12,923	12,576	12,294	11,991	11,965	11,921	11,912	11,912	11,544	11,459	10,339	11,292	10,747	11,011	11,337	10,994	10,938	10,462	10,073	9,962	9,621	10,400	10,824	10,792	10,556	10,692	10,673	10,701	10,587	10,300	10,393	10,407	10,707	10,325	10,422	9,950	10,135	10,714	10,864	11,277	10,838	10,247	10,051	10,359	9,411	9,405	9,831	9,641	9,653	9,098	8,835	9,399	8,870	9,286	9,292	9,863	9,629	10,000
C000179028
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 16,149	15,861	16,219	15,789	16,086	15,871	15,607	15,260	15,111	14,797	15,222	14,960	14,779	14,746	14,158	13,393	13,632	14,046	14,253	14,046	13,775	13,871	13,789	13,503	13,821	13,138	13,440	12,795	12,472	13,333	13,763	13,056	13,717	13,717	14,508	14,629	14,856	15,386	15,184	15,392	15,060	15,405	15,239	15,046	14,963	14,811	14,497	14,279	14,143	14,211	13,854	13,073	13,203	13,369	13,049	12,659	12,446	12,103	11,361	12,215	12,519	12,531	12,335	12,134	11,967	11,900	11,922	11,889	11,454	11,755	11,518	11,374	11,197	10,754	11,120	10,955	11,409	11,419	11,316	11,131	11,131	11,038	11,067	11,097	11,342	11,057	11,000	10,860	10,700	10,610	10,540	10,410	10,390	10,230	10,040	10,000
C000179032
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 17,212	16,850	17,273	16,738	17,041	16,809	16,559	16,167	16,024	15,667	16,148	15,827	15,577	15,560	14,892	14,004	14,283	14,771	15,032	14,771	14,387	14,492	14,405	14,109	14,440	13,638	14,023	13,281	12,859	13,804	14,276	13,466	14,226	14,226	15,106	15,188	15,485	16,110	15,859	16,110	15,702	16,126	15,906	15,718	15,623	15,435	15,058	14,778	14,561	14,623	14,211	13,279	13,425	13,618	13,231	12,783	12,589	12,190	11,393	12,361	12,744	12,791	12,558	12,329	12,123	12,020	12,088	12,077	11,584	11,951	11,688	11,551	11,347	10,846	11,290	11,104	11,620	11,630	11,506	11,279	11,290	11,186	11,213	11,263	11,538	11,192	11,140	10,980	10,800	10,680	10,610	10,470	10,440	10,260	10,050	10,000
C000179034
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 17,731	17,321	17,784	17,218	17,524	17,279	16,989	16,591	16,438	16,041	16,585	16,224	15,879	15,864	15,160	14,192	14,500	15,028	15,321	15,028	14,603	14,691	14,597	14,305	14,670	13,793	14,209	13,395	12,924	13,924	14,409	13,552	14,381	14,352	15,393	15,463	15,758	16,419	16,109	16,437	15,952	16,450	16,188	16,005	15,900	15,717	15,305	15,021	14,750	14,827	14,366	13,372	13,516	13,743	13,312	12,821	12,570	12,127	11,228	12,401	12,898	12,993	12,718	12,446	12,208	12,072	12,208	12,186	11,631	12,095	11,800	11,655	11,442	10,905	11,405	11,189	11,796	11,785	11,672	11,415	11,425	11,312	11,335	11,406	11,731	11,314	11,250	11,080	10,880	10,740	10,670	10,510	10,480	10,290	10,060	10,000
C000179036
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 19,054	18,569	19,112	18,430	18,756	18,489	18,148	17,733	17,555	17,110	17,716	17,277	16,838	16,838	16,052	14,937	15,294	15,909	16,238	15,894	15,351	15,451	15,360	15,061	15,459	14,435	14,911	14,005	13,442	14,541	15,049	14,101	15,049	15,007	16,149	16,176	16,512	17,279	16,904	17,306	16,722	17,267	16,955	16,761	16,657	16,423	15,947	15,603	15,246	15,323	14,772	13,581	13,750	14,026	13,509	12,980	12,727	12,258	11,293	12,579	13,157	13,287	12,993	12,676	12,427	12,257	12,461	12,449	11,815	12,381	12,023	11,900	11,631	10,982	11,605	11,359	12,045	12,035	11,902	11,595	11,615	11,492	11,512	11,614	11,979	11,492	11,420	11,210	10,990	10,830	10,760	10,580	10,540	10,330	10,080	10,000
C000179039
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 20,272	19,690	20,326	19,510	19,855	19,573	19,212	18,757	18,569	18,051	18,744	18,248	17,689	17,658	16,793	15,565	15,984	16,673	17,063	16,643	15,999	16,089	15,987	15,676	16,106	14,978	15,521	14,494	13,814	15,044	15,594	14,538	15,608	15,565	16,846	16,832	17,198	18,072	17,620	18,103	17,418	18,036	17,647	17,459	17,338	17,069	16,515	16,086	15,656	15,721	15,099	13,728	13,910	14,225	13,643	13,072	12,829	12,283	11,167	12,684	13,425	13,604	13,242	12,867	12,548	12,355	12,605	12,594	11,889	12,560	12,161	12,049	11,746	11,050	11,761	11,485	12,272	12,252	12,099	11,751	11,761	11,638	11,657	11,779	12,195	11,647	11,560	11,330	11,090	10,910	10,840	10,650	10,600	10,370	10,090	10,000
C000179040
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 21,269	20,592	21,318	20,416	20,754	20,448	20,061	19,562	19,352	18,788	19,557	18,986	18,321	18,290	17,364	16,005	16,468	17,209	17,657	17,178	16,422	16,515	16,409	16,071	16,532	15,272	15,875	14,780	14,016	15,320	15,905	14,750	15,920	15,905	17,291	17,233	17,643	18,582	18,073	18,620	17,848	18,550	18,101	17,919	17,792	17,512	16,911	16,433	15,968	16,037	15,365	13,889	14,098	14,443	13,791	13,163	12,856	12,253	11,096	12,705	13,528	13,758	13,352	12,957	12,632	12,411	12,713	12,725	11,970	12,725	12,294	12,180	11,861	11,110	11,904	11,597	12,457	12,426	12,262	11,884	11,904	11,771	11,782	11,924	12,380	11,761	11,680	11,430	11,170	10,960	10,890	10,690	10,630	10,390	10,100	10,000
C000179042
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 22,112	21,361	22,152	21,169	21,534	21,217	20,757	20,234	20,027	19,409	20,241	19,613	18,860	18,829	17,837	16,397	16,882	17,686	18,201	17,686	16,837	16,943	16,827	16,480	16,963	15,606	16,256	15,063	14,209	15,593	16,197	14,989	16,226	16,182	17,651	17,593	18,025	19,060	18,494	19,116	18,277	19,021	18,534	18,332	18,183	17,872	17,227	16,719	16,185	16,279	15,555	13,988	14,212	14,560	13,876	13,230	12,919	12,272	11,097	12,788	13,682	13,927	13,511	13,092	12,731	12,487	12,813	12,824	12,045	12,836	12,373	12,259	11,925	11,121	11,966	11,649	12,569	12,528	12,375	11,966	11,986	11,843	11,863	12,015	12,492	11,832	11,740	11,490	11,220	11,000	10,930	10,720	10,660	10,400	10,110	10,000
C000179044
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 22,325	21,534	22,353	21,338	21,725	21,402	20,951	20,419	20,210	19,565	20,430	19,775	18,977	18,945	17,919	16,414	16,942	17,780	18,323	17,780	16,895	16,988	16,883	16,528	17,021	15,617	16,304	15,066	14,191	15,625	16,244	14,991	16,289	16,244	17,772	17,683	18,155	19,217	18,630	19,305	18,433	19,207	18,700	18,504	18,391	18,054	17,393	16,852	16,297	16,394	15,628	14,006	14,245	14,609	13,905	13,251	12,924	12,271	11,047	12,780	13,689	13,960	13,531	13,087	12,724	12,479	12,830	12,841	12,047	12,853	12,407	12,280	11,959	11,178	12,009	11,692	12,623	12,582	12,429	12,020	12,050	11,897	11,915	12,077	12,564	11,884	11,790	11,530	11,250	11,030	10,950	10,740	10,670	10,420	10,110	10,000
C000179046
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 22,403	21,567	22,414	21,386	21,778	21,452	20,995	20,456	20,261	19,592	20,459	19,816	18,962	18,930	17,909	16,377	16,893	17,737	18,284	17,737	16,830	16,940	16,824	16,467	16,979	15,550	16,230	14,962	14,075	15,512	16,139	14,885	16,184	16,154	17,679	17,589	18,068	19,145	18,545	19,215	18,346	19,130	18,617	18,431	18,317	17,975	17,299	16,779	16,230	16,328	15,570	13,951	14,202	14,566	13,876	13,224	12,897	12,257	11,049	12,818	13,746	14,018	13,570	13,138	12,764	12,507	12,857	12,869	12,063	12,892	12,419	12,293	11,960	11,169	12,021	11,693	12,634	12,593	12,440	12,021	12,041	11,898	11,914	12,076	12,564	11,884	11,790	11,530	11,250	11,030	10,950	10,740	10,670	10,420	10,110	10,000
C000179030
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 22,756	21,902	22,772	21,717	22,126	21,785	21,326	20,798	20,577	19,913	20,791	20,123	19,272	19,239	18,202	16,625	17,162	18,023	18,575	18,023	17,097	17,210	17,095	16,740	17,241	15,804	16,490	15,209	14,308	15,746	16,379	15,114	16,426	16,363	17,919	17,827	18,306	19,387	18,788	19,461	18,587	19,375	18,859	18,659	18,530	18,186	17,497	16,948	16,385	16,470	15,684	14,051	14,228	14,608	13,899	13,228	12,899	12,228	11,014	12,811	13,759	14,033	13,590	13,147	12,761	12,516	12,866	12,878	12,061	12,890	12,425	12,321	11,987	11,157	12,014	11,687	12,627	12,597	12,433	12,024	12,045	11,892	11,910	12,073	12,559	11,880	11,790	11,530	11,250	11,030	10,950	10,740	10,670	10,420	10,110	10,000
C000232882
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,998	11,548	12,002	11,446	11,662	11,487	11,240	10,962	10,848	10,488	10,958	10,618	10,155	10,134	9,576	8,752	9,036	9,505	9,789	9,484	9,006	9,057	8,994	8,801	9,086	8,302	8,676	8,004	7,522	8,295	8,626	7,954	8,656	8,616	9,433	9,383	9,634	10,205
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,216	26,288	26,992	25,808	26,330	25,856	25,191	24,754	24,261	23,224	24,120	23,369	22,418	22,152	21,116	19,306	19,883	20,779	21,288	20,596	19,421	19,617	19,279	18,701	19,162	17,896	18,689	17,474	16,303	17,974	18,759	17,379	19,027	19,013	20,735	20,181	20,705	21,862	20,965	21,435	20,286	21,165	20,651	20,288	19,990	19,706	18,829	18,223	17,768	17,946	17,216	15,265	15,748	16,310	15,289	14,591	14,215	13,560	12,224	14,089	15,390	15,484	15,034	14,626	14,263	13,966	14,258	14,187	13,310	14,125	13,642	13,465	13,072	12,128	13,126	12,979	14,007	13,930	13,759	13,343	13,349	13,266	13,115	13,407	13,987	13,285	13,108	12,830	12,592	12,316	12,298	12,011	11,965	11,717	11,546	11,424	11,116	10,854	10,600	10,450	10,656	10,600	10,591	10,162	10,277	10,220	10,061	9,421	9,492	10,096	10,276	10,328	9,570	9,936	10,640	10,452	10,701	10,665	10,420	10,586	10,000
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,216	26,288	26,992	25,808	26,330	25,856	25,191	24,754	24,261	23,224	24,120	23,369	22,418	22,152	21,116	19,306	19,883	20,779	21,288	20,596	19,421	19,617	19,279	18,701	19,162	17,896	18,689	17,474	16,303	17,974	18,759	17,379	19,027	19,013	20,735	20,181	20,705	21,862	20,965	21,435	20,286	21,165	20,651	20,288	19,990	19,706	18,829	18,223	17,768	17,946	17,216	15,265	15,748	16,310	15,289	14,591	14,215	13,560	12,224	14,089	15,390	15,484	15,034	14,626	14,263	13,966	14,258	14,187	13,310	14,125	13,642	13,465	13,072	12,128	13,126	12,979	14,007	13,930	13,759	13,343	13,349	13,266	13,115	13,407	13,987	13,285	13,108	12,830	12,592	12,316	12,298	12,011	11,965	11,717	11,546	11,424	11,116	10,854	10,600	10,450	10,656	10,600	10,591	10,162	10,277	10,220	10,061	9,421	9,492	10,096	10,276	10,328	9,570	9,936	10,640	10,452	10,701	10,665	10,420	10,586	10,000
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,216	26,288	26,992	25,808	26,330	25,856	25,191	24,754	24,261	23,224	24,120	23,369	22,418	22,152	21,116	19,306	19,883	20,779	21,288	20,596	19,421	19,617	19,279	18,701	19,162	17,896	18,689	17,474	16,303	17,974	18,759	17,379	19,027	19,013	20,735	20,181	20,705	21,862	20,965	21,435	20,286	21,165	20,651	20,288	19,990	19,706	18,829	18,223	17,768	17,946	17,216	15,265	15,748	16,310	15,289	14,591	14,215	13,560	12,224	14,089	15,390	15,484	15,034	14,626	14,263	13,966	14,258	14,187	13,310	14,125	13,642	13,465	13,072	12,128	13,126	12,979	14,007	13,930	13,759	13,343	13,349	13,266	13,115	13,407	13,987	13,285	13,108	12,830	12,592	12,316	12,298	12,011	11,965	11,717	11,546	11,424	11,116	10,854	10,600	10,450	10,656	10,600	10,591	10,162	10,277	10,220	10,061	9,421	9,492	10,096	10,276	10,328	9,570	9,936	10,640	10,452	10,701	10,665	10,420	10,586	10,000
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,216	26,288	26,992	25,808	26,330	25,856	25,191	24,754	24,261	23,224	24,120	23,369	22,418	22,152	21,116	19,306	19,883	20,779	21,288	20,596	19,421	19,617	19,279	18,701	19,162	17,896	18,689	17,474	16,303	17,974	18,759	17,379	19,027	19,013	20,735	20,181	20,705	21,862	20,965	21,435	20,286	21,165	20,651	20,288	19,990	19,706	18,829	18,223	17,768	17,946	17,216	15,265	15,748	16,310	15,289	14,591	14,215	13,560	12,224	14,089	15,390	15,484	15,034	14,626	14,263	13,966	14,258	14,187	13,310	14,125	13,642	13,465	13,072	12,128	13,126	12,979	14,007	13,930	13,759	13,343	13,349	13,266	13,115	13,407	13,987	13,285	13,108	12,830	12,592	12,316	12,298	12,011	11,965	11,717	11,546	11,424	11,116	10,854	10,600	10,450	10,656	10,600	10,591	10,162	10,277	10,220	10,061	9,421	9,492	10,096	10,276	10,328	9,570	9,936	10,640	10,452	10,701	10,665	10,420	10,586	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,039	10,981	11,163	11,046	11,327	11,178	11,019	10,768	10,667	10,489	10,761	10,662	10,815	10,845	10,445	9,993	10,153	10,418	10,484	10,492	10,529	10,645	10,581	10,319	10,593	10,277	10,323	9,957	10,088	10,543	10,850	10,591	10,760	10,691	11,113	11,430	11,559	11,814	11,844	11,809	11,812	11,916	11,938	11,806	11,724	11,686	11,594	11,741	11,913	11,999	11,982	11,866	11,919	11,926	12,023	11,846	11,772	11,717	11,512	11,580	11,376	11,161	11,169	11,174	11,141	11,201	10,918	10,894	10,759	10,571	10,568	10,369	10,375	10,266	10,081	10,021	10,101	10,166	10,101	10,099	10,111	10,040	10,115	10,051	10,147	10,265	10,218	10,231	10,225	10,274	10,183	10,139	10,149	10,072	9,995	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,039	10,981	11,163	11,046	11,327	11,178	11,019	10,768	10,667	10,489	10,761	10,662	10,815	10,845	10,445	9,993	10,153	10,418	10,484	10,492	10,529	10,645	10,581	10,319	10,593	10,277	10,323	9,957	10,088	10,543	10,850	10,591	10,760	10,691	11,113	11,430	11,559	11,814	11,844	11,809	11,812	11,916	11,938	11,806	11,724	11,686	11,594	11,741	11,913	11,999	11,982	11,866	11,919	11,926	12,023	11,846	11,772	11,717	11,512	11,580	11,376	11,161	11,169	11,174	11,141	11,201	10,918	10,894	10,759	10,571	10,568	10,369	10,375	10,266	10,081	10,021	10,101	10,166	10,101	10,099	10,111	10,040	10,115	10,051	10,147	10,265	10,218	10,231	10,225	10,274	10,183	10,139	10,149	10,072	9,995	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,278	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,278	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,278	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,278	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,278	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,278	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,278	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,278	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,186	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 13,675	13,304	13,629	12,873	12,991	12,720	12,418	12,269	11,844	11,284	11,765	11,398	10,821	10,642	10,179	9,327	9,528	10,005	10,167	9,850	9,240	9,200	9,058	8,738	8,956	8,427	8,942	8,468	7,834	8,629	8,996	8,236	8,977	8,961	9,817	9,466	9,758	10,290
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Account Value	$ 12,090	11,883	12,788	12,490	13,159	12,774	12,021	11,337	11,298	10,926	11,620	11,232	11,300	11,773	10,755	9,722	10,211	10,876	11,253	10,844	10,529	11,022	10,818	11,182	11,699	10,734	11,043	10,346	10,046	11,471	12,267	11,362	12,444	13,010	13,764	13,173	13,506	14,330	13,476	13,785	13,007	13,808	13,629	13,126	13,024	12,795	12,023	11,690	11,272	11,364	10,980	9,700	10,034	10,356	10,101	9,828	9,582	9,560	8,929	11,560	12,599	12,494	12,432	12,586	12,279	11,997	11,776	11,736	11,555	11,589	11,744	11,345	11,362	10,248	10,852	10,463	10,867	11,095	10,991	10,899	10,746	10,572	10,368	10,131	10,859	10,860	10,722	10,432	10,483	10,518	10,504	10,317	10,241	10,153	10,044	10,202	9,894	9,841	9,562	9,831	10,424	10,529	10,811	10,295	9,936	9,941	9,951	9,089	9,051	9,456	9,380	9,593	9,076	8,974	9,542	9,226	9,611	9,754	9,910	9,939	10,000
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Account Value	$ 12,090	11,883	12,788	12,490	13,159	12,774	12,021	11,337	11,298	10,926	11,620	11,232	11,300	11,773	10,755	9,722	10,211	10,876	11,253	10,844	10,529	11,022	10,818	11,182	11,699	10,734	11,043	10,346	10,046	11,471	12,267	11,362	12,444	13,010	13,764	13,173	13,506	14,330	13,476	13,785	13,007	13,808	13,629	13,126	13,024	12,795	12,023	11,690	11,272	11,364	10,980	9,700	10,034	10,356	10,101	9,828	9,582	9,560	8,929	11,560	12,599	12,494	12,432	12,586	12,279	11,997	11,776	11,736	11,555	11,589	11,744	11,345	11,362	10,248	10,852	10,463	10,867	11,095	10,991	10,899	10,746	10,572	10,368	10,131	10,859	10,860	10,722	10,432	10,483	10,518	10,504	10,317	10,241	10,153	10,044	10,202	9,894	9,841	9,562	9,831	10,424	10,529	10,811	10,295	9,936	9,941	9,951	9,089	9,051	9,456	9,380	9,593	9,076	8,974	9,542	9,226	9,611	9,754	9,910	9,939	10,000
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Account Value	$ 12,090	11,883	12,788	12,490	13,159	12,774	12,021	11,337	11,298	10,926	11,620	11,232	11,300	11,773	10,755	9,722	10,211	10,876	11,253	10,844	10,529	11,022	10,818	11,182	11,699	10,734	11,043	10,346	10,046	11,471	12,267	11,362	12,444	13,010	13,764	13,173	13,506	14,330	13,476	13,785	13,007	13,808	13,629	13,126	13,024	12,795	12,023	11,690	11,272	11,364	10,980	9,700	10,034	10,356	10,101	9,828	9,582	9,560	8,929	11,560	12,599	12,494	12,432	12,586	12,279	11,997	11,776	11,736	11,555	11,589	11,744	11,345	11,362	10,248	10,852	10,463	10,867	11,095	10,991	10,899	10,746	10,572	10,368	10,131	10,859	10,860	10,722	10,432	10,483	10,518	10,504	10,317	10,241	10,153	10,044	10,202	9,894	9,841	9,562	9,831	10,424	10,529	10,811	10,295	9,936	9,941	9,951	9,089	9,051	9,456	9,380	9,593	9,076	8,974	9,542	9,226	9,611	9,754	9,910	9,939	10,000
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Account Value	$ 12,090	11,883	12,788	12,490	13,159	12,774	12,021	11,337	11,298	10,926	11,620	11,232	11,300	11,773	10,755	9,722	10,211	10,876	11,253	10,844	10,529	11,022	10,818	11,182	11,699	10,734	11,043	10,346	10,046	11,471	12,267	11,362	12,444	13,010	13,764	13,173	13,506	14,330	13,476	13,785	13,007	13,808	13,629	13,126	13,024	12,795	12,023	11,690	11,272	11,364	10,980	9,700	10,034	10,356	10,101	9,828	9,582	9,560	8,929	11,560	12,599	12,494	12,432	12,586	12,279	11,997	11,776	11,736	11,555	11,589	11,744	11,345	11,362	10,248	10,852	10,463	10,867	11,095	10,991	10,899	10,746	10,572	10,368	10,131	10,859	10,860	10,722	10,432	10,483	10,518	10,504	10,317	10,241	10,153	10,044	10,202	$ 9,894	$ 9,841	$ 9,562	$ 9,831	$ 10,424	$ 10,529	$ 10,811	$ 10,295	$ 9,936	$ 9,941	$ 9,951	$ 9,089	$ 9,051	$ 9,456	$ 9,380	$ 9,593	$ 9,076	$ 8,974	$ 9,542	$ 9,226	$ 9,611	$ 9,754	$ 9,910	$ 9,939	$ 10,000
NATIXIS INDEX: S&P Target Date 2015® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,289	15,058	15,325	15,047	15,359	15,123	14,887	14,592	14,431	14,081	14,420	14,182	14,056	14,040	13,516	12,793	13,039	13,410	13,588	13,396	13,120	13,251	13,144	12,889	13,128	12,605	12,823	12,294	11,984	12,709	13,044	12,512	13,085	13,043	13,693	13,728	13,891	14,351	14,090	14,222	13,926	14,207	14,066	13,945	13,843	13,734	13,438	13,327	13,249	13,287	13,011	12,321	12,442	12,606	12,354	12,014	11,839	11,568	10,944	11,727	12,084	12,048	11,882	11,749	11,613	11,526	11,515	11,472	11,103	11,338	11,160	11,029	10,882	10,441	10,763	10,654	11,074	11,094	10,987	10,846	10,849	10,759	10,741	10,786	11,031	10,838	10,753	10,639	10,537	10,434	10,401	10,275	10,245	10,142	10,043	10,000
NATIXIS INDEX: S&P Target Date 2020® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,763	15,502	15,795	15,475	15,803	15,551	15,300	14,989	14,817	14,435	14,801	14,533	14,358	14,342	13,783	13,004	13,274	13,673	13,871	13,647	13,314	13,465	13,347	13,080	13,352	12,768	13,006	12,408	12,072	12,861	13,227	12,653	13,290	13,243	13,954	13,962	14,137	14,645	14,338	14,500	14,161	14,475	14,310	14,194	14,090	13,977	13,662	13,529	13,424	13,465	13,166	12,414	12,541	12,721	12,444	12,089	11,906	11,607	10,926	11,808	12,231	12,214	12,025	11,876	11,723	11,617	11,632	11,587	11,179	11,463	11,263	11,133	10,967	10,482	10,857	10,740	11,210	11,227	11,115	10,955	10,962	10,861	10,836	10,896	11,169	10,937	10,847	10,714	10,598	10,476	10,447	10,309	10,272	10,157	10,052	10,000
NATIXIS INDEX: S&P Target Date 2025® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,605	16,309	16,630	16,281	16,642	16,369	16,094	15,760	15,579	15,164	15,556	15,263	15,054	15,040	14,438	13,592	13,890	14,321	14,546	14,290	13,914	14,070	13,939	13,672	13,952	13,311	13,587	12,933	12,517	13,365	13,747	13,116	13,837	13,784	14,582	14,553	14,755	15,322	14,959	15,156	14,754	15,118	14,920	14,803	14,692	14,557	14,175	13,978	13,806	13,845	13,472	12,554	12,701	12,926	12,568	12,167	11,957	11,613	10,839	11,889	12,431	12,449	12,218	12,040	11,859	11,721	11,784	11,737	11,267	11,634	11,397	11,271	11,074	10,516	10,985	10,852	11,407	11,420	11,296	11,105	11,117	11,007	10,969	11,051	11,368	11,072	10,971	10,811	10,675	10,524	10,501	10,342	10,295	10,172	10,061	10,000
NATIXIS INDEX: S&P Target Date 2030® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,692	17,335	17,718	17,284	17,678	17,372	17,055	16,681	16,477	15,986	16,446	16,096	15,786	15,774	15,095	14,124	14,470	14,969	15,237	14,914	14,424	14,602	14,453	14,169	14,482	13,741	14,081	13,331	12,810	13,782	14,215	13,481	14,338	14,280	15,184	15,099	15,323	15,971	15,526	15,775	15,292	15,719	15,477	15,362	15,249	15,090	14,642	14,382	14,146	14,183	13,740	12,664	12,833	13,102	12,664	12,220	11,984	11,592	10,725	11,946	12,617	12,674	12,399	12,188	11,978	11,806	11,923	11,874	11,337	11,796	11,517	11,395	11,165	10,529	11,103	10,954	11,603	11,610	11,473	11,249	11,266	11,144	11,094	11,196	11,556	11,200	11,088	10,902	10,744	10,566	10,550	10,371	10,316	10,184	10,068	10,000
NATIXIS INDEX: S&P Target Date 2035® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 18,870	18,441	18,877	18,370	18,803	18,459	18,102	17,696	17,474	16,899	17,422	17,003	16,577	16,556	15,804	14,699	15,095	15,663	15,985	15,584	14,969	15,175	15,002	14,702	15,057	14,195	14,611	13,744	13,106	14,227	14,722	13,868	14,887	14,823	15,858	15,695	15,953	16,697	16,148	16,461	15,871	16,378	16,079	15,968	15,849	15,665	15,143	14,808	14,493	14,529	14,006	12,758	12,949	13,267	12,740	12,250	11,986	11,553	10,602	11,988	12,786	12,881	12,562	12,323	12,083	11,878	12,047	11,996	11,397	11,941	11,626	11,510	11,249	10,543	11,213	11,050	11,786	11,789	11,641	11,386	11,408	11,279	11,215	11,339	11,740	11,322	11,200	10,990	10,814	10,609	10,599	10,400	10,337	10,196	10,076	10,000
NATIXIS INDEX: S&P Target Date 2040® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 19,884	19,386	19,879	19,277	19,736	19,360	18,968	18,532	18,284	17,639	18,210	17,731	17,199	17,176	16,360	15,144	15,587	16,209	16,581	16,108	15,381	15,608	15,419	15,104	15,483	14,535	15,005	14,050	13,315	14,547	15,080	14,139	15,286	15,222	16,347	16,125	16,399	17,213	16,587	16,948	16,280	16,844	16,504	16,394	16,274	16,070	15,497	15,110	14,740	14,769	14,189	12,826	13,029	13,378	12,793	12,275	11,992	11,528	10,521	12,019	12,904	13,028	12,677	12,416	12,158	11,930	12,138	12,086	11,444	12,042	11,703	11,590	11,310	10,560	11,289	11,117	11,909	11,909	11,756	11,482	11,507	11,369	11,297	11,433	11,862	11,405	11,277	11,048	10,858	10,635	10,630	10,420	10,350	10,205	10,081	10,000
NATIXIS INDEX: S&P Target Date 2045® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 20,481	19,933	20,456	19,824	20,316	19,912	19,497	19,043	18,789	18,096	18,700	18,182	17,575	17,550	16,694	15,405	15,878	16,540	16,947	16,425	15,624	15,864	15,663	15,347	15,733	14,731	15,240	14,231	13,419	14,720	15,273	14,277	15,512	15,448	16,624	16,366	16,651	17,503	16,833	17,221	16,506	17,104	16,739	16,631	16,509	16,292	15,689	15,269	14,868	14,894	14,281	12,851	13,063	13,432	12,809	12,273	11,978	11,500	10,463	12,027	12,965	13,104	12,735	12,463	12,192	11,951	12,179	12,128	11,462	12,089	11,738	11,628	11,338	10,566	11,327	11,149	11,973	11,972	11,817	11,534	11,562	11,424	11,346	11,490	11,933	11,453	11,320	11,084	10,887	10,654	10,651	10,433	10,362	10,212	10,085	10,000
NATIXIS INDEX: S&P Target Date 2050® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 20,869	20,302	20,854	20,163	20,648	20,232	19,810	19,343	19,071	18,352	18,973	18,432	17,786	17,762	16,882	15,554	16,045	16,726	17,154	16,603	15,761	16,008	15,804	15,489	15,881	14,853	15,377	14,343	13,501	14,832	15,394	14,374	15,648	15,584	16,790	16,513	16,801	17,677	16,981	17,386	16,644	17,263	16,885	16,778	16,659	16,435	15,816	15,378	14,958	14,981	14,347	12,880	13,095	13,473	12,833	12,292	11,992	11,504	10,452	12,044	13,007	13,157	12,777	12,498	12,222	11,974	12,216	12,165	11,485	12,133	11,774	11,666	11,369	10,580	11,365	11,182	12,030	12,029	11,872	11,582	11,611	11,466	11,386	11,533	11,988	11,493	11,358	11,113	10,911	10,671	10,669	10,448	10,374	10,220	10,091	10,000
NATIXIS INDEX: S&P Target Date 2055® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 20,974	20,389	20,950	20,252	20,751	20,328	19,897	19,426	19,154	18,430	19,055	18,511	17,859	17,835	16,951	15,616	16,109	16,793	17,224	16,670	15,823	16,073	15,868	15,555	15,948	14,910	15,438	14,394	13,540	14,881	15,444	14,416	15,705	15,641	16,854	16,573	16,863	17,743	17,042	17,452	16,704	17,327	16,946	16,840	16,721	16,494	15,864	15,417	14,990	15,013	14,371	12,886	13,105	13,489	12,838	12,291	11,987	11,497	10,438	12,052	13,032	13,186	12,801	12,520	12,239	11,988	12,234	12,183	11,498	12,151	11,790	11,682	11,384	10,592	11,380	11,197	12,050	12,049	11,892	11,600	11,630	11,488	11,406	11,556	12,013	11,510	11,374	11,128	10,923	10,680	10,678	10,454	10,380	10,224	10,093	10,000
NATIXIS INDEX: S&P Target Date 2060® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,086	20,497	21,071	20,354	20,852	20,421	19,991	19,511	19,236	18,509	19,138	18,587	17,931	17,911	17,019	15,676	16,177	16,864	17,300	16,741	15,885	16,134	15,925	15,605	15,999	14,959	15,490	14,442	13,584	14,931	15,498	14,465	15,761	15,696	16,915	16,633	16,923	17,810	$ 17,103	$ 17,519	$ 16,769	$ 17,395	$ 17,011	$ 16,909	$ 16,792	$ 16,561	$ 15,933	$ 15,490	$ 15,064	$ 15,087	$ 14,441	$ 12,949	$ 13,170	$ 13,553	$ 12,900	$ 12,353	$ 12,045	$ 11,548	$ 10,475	$ 12,094	$ 13,082	$ 13,235	$ 12,846	$ 12,559	$ 12,276	$ 12,024	$ 12,273	$ 12,221	$ 11,527	$ 12,189	$ 11,823	$ 11,713	$ 11,411	$ 10,611	$ 11,413	$ 11,228	$ 12,088	$ 12,084	$ 11,922	$ 11,626	$ 11,653	$ 11,505	$ 11,423	$ 11,582	$ 12,042	$ 11,528	$ 11,391	$ 11,139	$ 10,930	$ 10,685	$ 10,683	$ 10,458	$ 10,384	$ 10,226	$ 10,096	$ 10,000
NATIXIS INDEX: S&P Target Date 2065+® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 12,240	$ 11,894	$ 12,225	$ 11,801	$ 12,086	$ 11,837	$ 11,583	$ 11,311	$ 11,143	$ 10,717	$ 11,083	$ 10,764	$ 10,375	$ 10,358	$ 9,843	$ 9,061	$ 9,348	$ 9,749	$ 10,001	$ 9,674	$ 9,173	$ 9,315	$ 9,197	$ 9,014	$ 9,242	$ 8,643	$ 8,952	$ 8,349	$ 7,855	$ 8,632	$ 8,957	$ 8,361	$ 9,105	$ 9,065	$ 9,771	$ 9,605	$ 9,776	$ 10,284